Derecognition of financial assets - Summary of Carrying Amount and Fair Value of Transferred Assets Did Not Qualify for Derecognition (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	$ 338,422	$ 363,550
Carrying amount of associated liabilities	336,843	363,245
Fair value of transferred assets	337,081	361,710
Fair value of associated liabilities	336,766	362,018
Fair value of net position	315	(308)
Canadian residential mortgage loans [member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	33,101	28,312
Carrying amount of associated liabilities	31,522	28,007
Fair value of transferred assets	31,760	26,472
Fair value of associated liabilities	31,445	26,780
Fair value of net position	315	(308)
Securities Sold Under Repurchase Agreements [member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	291,543	313,558
Carrying amount of associated liabilities	291,543	313,558
Fair value of transferred assets	291,543	313,558
Fair value of associated liabilities	291,543	313,558
Securities Loaned [Member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	13,778	21,680
Carrying amount of associated liabilities	13,778	21,680
Fair value of transferred assets	13,778	21,680
Fair value of associated liabilities	$ 13,778	$ 21,680